UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-750

Exact name of registrant as specified in charter:
Delaware Group Equity Funds II

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Value Fund
May 31, 2007

                                              Value equity mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and top 10 holdings	2
> Statement of net assets	3
> Statement of operations	4
> Statements of changes in net assets	5
> Financial highlights	6
> Notes to financial statements	11
> Other Fund information	14
> About the organization	16

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December 1, 2006 to May 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 to May 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	12/1/06 to
	12/1/06	5/31/07	Ratios	5/31/07*
Actual Fund Return
Class A	$1,000.00	$1,114.30	1.00%	$5.27
Class B	1,000.00	1,109.90	1.75%	9.21
Class C	1,000.00	1,110.60	1.75%	9.21
Class R	1,000.00	1,112.80	1.25%	6.58
Institutional Class	1,000.00	1,115.20	0.75%	3.96
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.95	1.00%	$5.04
Class B	1,000.00	1,016.21	1.75%	8.80
Class C	1,000.00	1,016.21	1.75%	8.80
Class R	1,000.00	1,018.70	1.25%	6.29
Institutional Class	1,000.00	1,021.19	0.75%	3.78

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings

Delaware Value Fund

As of May 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	98.62%
Consumer Discretionary	8.92%
Consumer Staples	8.98%
Energy	6.15%
Financials	23.69%
Health Care	17.70%
Industrials	6.02%
Information Technology	14.97%
Materials	3.00%
Telecommunications	6.33%
Utilities	2.86%
Repurchase Agreements	0.94%
Total Value of Securities	99.56%
Receivables and Other Assets Net of Liabilities	0.44%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time.
They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Verizon Communications	3.27%
ConocoPhillips	3.19%
Xerox	3.10%
Aon	3.09%
AT&T	3.06%
Waste Management	3.06%
Wyeth	3.04%
Heinz (H.J.)	3.03%
Washington Mutual	3.02%
Limited Brands	3.00%

Statement of net assets

Delaware Value Fund

May 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 98.62%
Consumer Discretionary – 8.92%
Gap	1,078,400	$ 19,971,968
Limited Brands	762,500	20,015,625
Mattel	695,000	19,466,950
		59,454,543
Consumer Staples – 8.98%
Heinz (H.J.)	424,900	20,216,742
Kimberly-Clark	277,500	19,691,400
Safeway	579,500	19,981,160
		59,889,302
Energy – 6.15%
Chevron	242,200	19,736,878
ConocoPhillips	274,700	21,270,021
		41,006,899
Financials – 23.69%
Allstate	318,600	19,593,900
Aon	480,000	20,601,600
Chubb	363,700	19,956,219
Hartford Financial Services Group	188,900	19,488,813
Huntington Bancshares	872,900	19,605,334
Morgan Stanley	233,700	19,873,848
Wachovia	345,500	18,722,645
Washington Mutual	459,900	20,106,828
		157,949,187
Health Care – 17.70%
Abbott Laboratories	334,900	18,871,615
Baxter International	347,400	19,746,216
Bristol-Myers Squibb	658,900	19,971,259
Merck & Co.	372,900	19,558,605
Pfizer	713,000	19,600,370
Wyeth	350,400	20,267,136
		118,015,201
Industrials – 6.02%
Donnelley (R.R.) & Sons	460,500	19,718,610
Waste Management	528,200	20,425,494
		40,144,104
Information Technology – 14.97%
Hewlett-Packard	435,900	19,924,989
Intel	884,300	19,604,931
International Business Machines	186,100	19,838,260
Motorola	1,084,300	19,723,417
†Xerox	1,096,000	20,681,520
		99,773,117
Materials – 3.00%
duPont (E.I.) deNemours	381,900	19,981,008
		19,981,008
Telecommunications – 6.33%
AT&T	494,200	20,430,228
Verizon Communications	500,300	21,778,059
		42,208,287
Utilities – 2.86%
Progress Energy	381,100	19,089,299
		19,089,299
Total Common Stock (cost $526,776,073)		657,510,947

Repurchase Agreements – 0.94%
With BNP Paribas 5.05% 6/1/07
(dated 5/31/07, to be repurchased
at $3,653,712 collateralized by
$1,213,900 U.S. Treasury Notes
2.75% due 8/15/07, market value
$1,220,662, $1,259,300 U.S. Treasury
Notes 3.50% due 2/15/10, market
value $1,231,752, $509,400 U.S.
Treasury Notes 4.50% due 2/15/09,
market value $512,772 and $745,900
U.S. Treasury Notes 6.125% due
8/15/07, market value $761,459)	$3,653,200	$ 3,653,200
With Cantor Fitzgerald 5.05% 6/1/07
(dated 5/31/07, to be repurchased
at $1,800,453 collateralized by
$1,200,100 U.S. Treasury Notes
3.625% due 7/15/09, market value
$1,186,977 and $648,000 U.S.
Treasury Notes 4.875% due 4/30/08,
market value $649,731)	1,800,200	1,800,200
With UBS Warburg 5.04% 6/1/07
(dated 5/31/07, to be repurchased at
$800,712, collateralized by $803,100
U.S. Treasury Notes 4.75% due
12/31/08, market value $816,813)	800,600	800,600
Total Repurchase Agreements
(cost $6,254,000)		6,254,000

Total Value of Securities – 99.56%
(cost $533,030,073)		663,764,947
Receivables and Other Assets
Net of Liabilities – 0.44%		2,952,576
Net Assets Applicable to 45,805,579
Shares Outstanding – 100.00%		$666,717,523

Net Asset Value – Delaware Value Fund
Class A ($421,198,844 / 28,925,630 Shares)		$14.56
Net Asset Value – Delaware Value Fund
Class B ($11,581,533 / 799,476 Shares)		$14.49
Net Asset Value – Delaware Value Fund
Class C ($71,035,973 / 4,900,659 Shares)		$14.50
Net Asset Value – Delaware Value Fund
Class R ($780,224 / 53,660 Shares)		$14.54
Net Asset Value – Delaware Value Fund
Institutional Class ($162,120,949 / 11,126,154 Shares)		$14.57

Components of Net Assets at May 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$529,248,860
Undistributed net investment income		4,422,547
Accumulated net realized gain on investments		2,311,242
Net unrealized appreciation of investments		130,734,874
Total net assets		$666,717,523

†Non-income producing security for the period ended May 31, 2007.

Net Asset Value and Offering Price per Share –
Delaware Value Fund
Net asset value Class A (A)		$14.56
Sales charge (5.75% of offering price) (B)		0.89
Offering Price		$15.45

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Value Fund

Six Months Ended May 31, 2007 (Unaudited)

Investment Income:
Dividends	$7,625,596
Interest	294,853	$ 7,920,449

Expenses:
Management fees	1,918,937
Distribution expenses – Class A	509,290
Distribution expenses – Class B	54,245
Distribution expenses – Class C	275,285
Distribution expenses – Class R	1,430
Dividend disbursing and transfer agent fees and expenses	292,310
Accounting and administration expenses	119,619
Registration fees	52,022
Legal fees	26,392
Reports and statements to shareholders	19,522
Trustees’ fees and benefits	17,264
Audit and tax	12,689
Insurance fees	8,987
Consulting fees	4,137
Custodian fees	1,964
Dues and services	1,106
Trustees expenses	1,094
Taxes (other than taxes on income)	970
Pricing fees	472	3,317,735
Less expenses absorbed or waived		(230,957)
Less waiver of distribution expenses – Class A		(84,882)
Less waiver of distribution expenses – Class R		(236)
Less expense paid indirectly		(1,369)
Total operating expenses		3,000,291
Net Investment Income		4,920,158

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		3,736,862
Net change in unrealized appreciation/depreciation of investments		56,843,653
Net Realized and Unrealized Gain on Investments		60,580,515

Net Increase in Net Assets Resulting from Operations		$65,500,673

See accompanying notes

4

Statements of changes in net assets

Delaware Value Fund

	Six Months	Year
	Ended	Ended
	5/31/07	11/30/06
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$4,920,158	$7,171,170
Net realized gain on investments	3,736,862	7,642,385
Net change in unrealized appreciation/depreciation of investments	56,843,653	59,882,591
Net increase in net assets resulting from operations	65,500,673	74,696,146

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,937,994)	(1,180,873)
Class B	(74,313)	(23,870)
Class C	(317,462)	(74,499)
Class R*	(60)	— *
Institutional Class	(3,121,237)	(1,963,811)

Net realized gain on investments:
Class A	(4,618,381)	(687,229)
Class B	(168,142)	(41,336)
Class C	(718,298)	(129,011)
Class R*	(96)	— *
Institutional Class	(3,135,233)	(917,311)
	(16,091,216)	(5,017,940)
Capital Share Transactions:
Proceeds from shares sold:
Class A	142,462,600	161,427,453
Class B	1,737,511	4,483,577
Class C	27,561,279	19,870,267
Class R	791,551	5,579
Institutional Class	13,706,502	73,698,794

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,063,496	1,758,516
Class B	227,222	61,146
Class C	961,811	183,652
Class R*	156	— *
Institutional Class	6,052,620	2,878,965
	201,564,748	264,367,949
Cost of shares repurchased:
Class A	(29,926,912)	(26,171,621)
Class B	(1,190,210)	(2,529,601)
Class C	(3,413,664)	(3,696,378)
Class R	(67,468)	—
Institutional Class	(61,526,400)	(66,794,390)
	(96,124,654)	(99,191,990)
Increase in net assets derived from capital share transactions	105,440,094	165,175,959
Net Increase in Net Assets	154,849,551	234,854,165

Net Assets:
Beginning of period	511,867,972	277,013,807
End of period (including undistributed net investment
income of $4,422,547 and $6,953,455, respectively)	$666,717,523	$511,867,972

*Amount is less than one dollar.

See accompanying notes

5

Financial highlights

Delaware Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$13.470	$11.370	$10.760	$9.480	$ 8.300	$ 9.490

Income (loss) from investment operations:
Net investment income[2]	0.113	0.225	0.220	0.134	0.110	0.113
Net realized and unrealized gain (loss) on investments	1.392	2.068	0.842	1.240	1.151	(1.231)
Total from investment operations	1.505	2.293	1.062	1.374	1.261	(1.118)

Less dividends and distributions from:
Net investment income	(0.191)	(0.122)	(0.089)	(0.094)	(0.081)	(0.072)
Net realized gain on investments	(0.224)	(0.071)	(0.363)	—	—	—
Total dividends and distributions	(0.415)	(0.193)	(0.452)	(0.094)	(0.081)	(0.072)

Net asset value, end of period	$14.560	$13.470	$11.370	$10.760	$ 9.480	$ 8.300

Total return[3]	11.43%	20.48%	10.11%	14.59%	15.37%	(11.88% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$421,199	$271,378	$104,140	$6,846	$717	$42
Ratio of expenses to average net assets	1.00%	1.01%	1.01%	1.00%	1.00%	1.03%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.13%	1.17%	1.11%	1.17%	1.26%	1.60%
Ratio of net investment income to average net assets	1.65%	1.84%	1.98%	1.32%	1.29%	1.27%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	1.52%	1.68%	1.88%	1.15%	1.03%	0.70%
Portfolio turnover	20%	24%	26%	128%	101%	61%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

6

Delaware Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					5/1/02[2]
	Ended	Year Ended				to
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$13.370	$11.290	$10.680	$ 9.420	$ 8.310	$ 9.700

Income (loss) from investment operations:
Net investment income[3]	0.062	0.134	0.137	0.058	0.044	0.030
Net realized and unrealized gain (loss) on investments	1.381	2.058	0.843	1.229	1.147	(1.420)
Total from investment operations	1.443	2.192	0.980	1.287	1.191	(1.390)

Less dividends and distributions from:
Net investment income	(0.099)	(0.041)	(0.007)	(0.027)	(0.081)	—
Net realized gain on investments	(0.224)	(0.071)	(0.363)	—	—	—
Total dividends and distributions	(0.323)	(0.112)	(0.370)	(0.027)	(0.081)	—

Net asset value, end of period	$14.490	$13.370	$11.290	$10.680	$9.420	$ 8.310

Total return[4]	10.99%	19.59%	9.35%	13.69%	14.50%	(14.33%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,582	$9,914	$6,516	$1,518	$383	$13
Ratio of expenses to average net assets	1.75%	1.76%	1.76%	1.75%	1.75%	1.93%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.83%	1.87%	1.81%	1.87%	1.96%	2.62%
Ratio of net investment income to average net assets	0.90%	1.09%	1.23%	0.57%	0.54%	0.59%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	0.82%	0.98%	1.18%	0.45%	0.33%	(0.10%	)
Portfolio turnover	20%	24%	26%	128%	101%	61%	[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

[5] The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     7

Financial highlights

Delaware Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months					5/1/02[2]
	Ended	Year Ended				to
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$13.370	$11.290	$10.690	$ 9.420	$ 8.280	$ 9.700

Income (loss) from investment operations:
Net investment income[3]	0.062	0.134	0.138	0.062	0.044	0.032
Net realized and unrealized gain (loss) on investments	1.391	2.058	0.832	1.235	1.155	(1.452)
Total from investment operations	1.453	2.192	0.970	1.297	1.199	(1.420)

Less dividends and distributions from:
Net investment income	(0.099)	(0.041)	(0.007)	(0.027)	(0.059)	—
Net realized gain on investments	(0.224)	(0.071)	(0.363)	—	—	—
Total dividends and distributions	(0.323)	(0.112)	(0.370)	(0.027)	(0.059)	—

Net asset value, end of period	$14.500	$13.370	$11.290	$10.690	$9.420	$ 8.280

Total return[4]	11.06%	19.59%	9.25%	13.80%	14.60%	(14.64%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,036	$41,013	$19,597	$2,477	$133	$27
Ratio of expenses to average net assets	1.75%	1.76%	1.76%	1.75%	1.75%	1.93%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.83%	1.87%	1.81%	1.87%	1.96%	2.62%
Ratio of net investment income to average net assets	0.90%	1.09%	1.23%	0.57%	0.54%	0.59%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	0.82%	0.98%	1.18%	0.45%	0.33%	(0.10%	)
Portfolio turnover	20%	24%	26%	128%	101%	61%	[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

[5] The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

8

Delaware Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	Year
	Ended	Ended[2]
	5/31/07[1]	11/31/06
	(Unaudited)
Net asset value, beginning of period	$13.420	$11.350

Income from investment operations:
Net investment income[3]	0.096	0.218
Net realized and unrealized gain on investments	1.388	2.058
Total from investment operations	1.484	2.276

Less dividends and distributions from:
Net investment income	(0.140)	(0.135)
Net realized gain on investments	(0.224)	(0.071)
Total dividends and distributions	(0.364)	(0.206)

Net asset value, end of period	$14.540	$13.420

Total return[4]	11.28%	20.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$780	$6
Ratio of expenses to average net assets	1.25%	1.26%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.43%	1.47%
Ratio of net investment income to average net assets	1.40%	1.59%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	1.22%	1.38%
Portfolio turnover	20%	24%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] As of November 30, 2005, Delaware Value Fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.

[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     9

Financial highlights

Delaware Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$13.500	$11.390	$10.780	$9.500	$8.310	$9.490

Income (loss) from investment operations:
Net investment income[2]	0.130	0.256	0.243	0.160	0.132	0.126
Net realized and unrealized gain (loss) on investments	1.387	2.077	0.846	1.237	1.155	(1.234)
Total from investment operations	1.517	2.333	1.089	1.397	1.287	(1.108)

Less dividends and distributions from:
Net investment income	(0.223)	(0.152)	(0.116)	(0.117)	(0.097)	(0.072)
Net realized gain on investments	(0.224)	(0.071)	(0.363)	—	—	—
Total dividends and distributions	(0.447)	(0.223)	(0.479)	(0.117)	(0.097)	(0.072)

Net asset value, end of period	$14.570	$13.500	$11.390	$10.780	$9.500	$8.310

Total return[3]	11.52%	20.85%	10.37%	14.83%	15.70%	(11.77% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$162,121	$189,557	$146,761	$68,949	$41,047	$23,276
Ratio of expenses to average net assets	0.75%	0.76%	0.76%	0.75%	0.75%	0.87%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.83%	0.87%	0.81%	0.87%	0.96%	1.30%
Ratio of net investment income to average net assets	1.90%	2.09%	2.23%	1.57%	1.54%	1.43%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	1.82%	1.98%	2.18%	1.45%	1.33%	1.00%
Portfolio turnover	20%	24%	26%	128%	101%	61%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

10

Notes to financial statements

Delaware Value Fund

May 31, 2007 (Unaudited)

Delaware Group Equity Funds II (the “Trust”) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Value Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.

(continues)     11

Notes to financial statements

Delaware Value Fund

1. Significant Accounting Policies (continued)

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $296 for the six months ended May 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual Fund operating expenses (excluding any 12b-1 expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including but not limited to those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings and liquidations [collectively, non-routine expenses]) do not exceed 0.75% of average daily net assets of the Fund through March 31, 2008.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to waive distribution and service fees through March 31, 2008 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$291,307
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	79,984
Distribution fees payable to DDLP	156,249
Other expenses payable to DMC and affiliates*	39,657

*

DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2007, the Fund was charged $14,254 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2007, DDLP earned $47,505 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2007, DDLP received gross CDSC commissions of $1,252, $12,526 and $1,875 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

3. Investments

For the six months ended May 31, 2007, the Fund made purchases of $152,900,592 and sales of $59,207,688 of investment securities other than short-term investments.

At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments was $534,740,089. At May 31, 2007, the net unrealized appreciation was $129,024,858 of which $130,737,372 related to unrealized appreciation of investments and $1,712,514 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2007 and the year ended November 30, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/07*	11/30/06
Ordinary income	$10,343,973	$ 4,729,315
Long-term capital gain	5,747,243	288,625
Total	$16,091,216	$5,017,940

*	Tax information for the period ended May 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

12

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of May 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$529,248,860
Undistributed ordinary income	7,415,073
Undistributed long-term capital gains	1,028,732
Unrealized appreciation of investments	129,024,858
Net assets	$666,717,523

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of wash sales.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/07	11/30/06
Shares sold:
Class A	10,360,915	12,926,400
Class B	127,294	369,958
Class C	2,012,167	1,620,047
Class R	58,065	415
Institutional Class	1,010,924	6,003,214

Shares issued upon reinvestment of
dividends and distributions:
Class A	600,409	154,799
Class B	16,944	5,392
Class C	71,670	16,181
Class R	12	—
Institutional Class	450,679	253,653
	14,709,079	21,350,059
Shares repurchased:
Class A	(2,175,669)	(2,097,772)
Class B	(86,464)	(210,902)
Class C	(249,628)	(304,890)
Class R	(4,833)	—
Institutional Class	(4,378,535)	(5,094,164)
	(6,895,129)	(7,707,728)
Net increase	7,813,950	13,642,331

For the six months ended May 31, 2007 and the year ended November 30, 2006, 9,549 Class B shares were converted to 9,504 Class A shares valued at $128,023 and 19,626 Class B shares were converted to 19,535 Class A shares valued at $237,607, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2007, or at any time during the period then ended.

8. Credit and Market Risk

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Termination of New Purchases of Class B Shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

13

Other Fund information

Delaware Value Fund

Board Consideration of Delaware Value Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Value Fund (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006 management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments® Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional large cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one, three and five year periods was in the first quartile of its Performance Universe. The Board was pleased with management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments® Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints

14

Board Consideration of Delaware Value Fund Investment Advisory Agreement (continued)

and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

15

About the organization

This semiannual report is for the information of Delaware Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Value Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

16

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1946)	Printed in the USA
SA-456 [5/07] CGI 7/07	MF-07-06-117 PO12002

Semiannual Report	Delaware
Large Cap Value Fund
May 31, 2007

                                              Value equity mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and top 10 holdings	2
> Statement of net assets	3
> Statement of operations	5
> Statements of changes in net assets	6
> Financial highlights	7
> Notes to financial statements	12
> Other Fund information	16
> About the organization	18

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December 1, 2006 to May 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 to May 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Large Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	12/1/06 to
	12/1/06	5/31/07	Ratio	5/31/07*
Actual Fund Return
Class A	$1,000.00	$1,112.90	1.14%	$6.01
Class B	1,000.00	1,108.70	1.86%	9.78
Class C	1,000.00	1,108.90	1.86%	9.78
Class R	1,000.00	1,111.40	1.36%	7.16
Institutional Class	1,000.00	1,114.00	0.86%	4.53
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.14%	$5.74
Class B	1,000.00	1,015.66	1.86%	9.35
Class C	1,000.00	1,015.66	1.86%	9.35
Class R	1,000.00	1,018.15	1.36%	6.84
Institutional Class	1,000.00	1,020.64	0.86%	4.33

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

1

Sector allocation and top 10 holdings

Delaware Large Cap Value Fund
As of May 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	99.27%
Consumer Discretionary	8.93%
Consumer Staples	9.08%
Energy	6.13%
Financials	23.99%
Health Care	17.86%
Industrials	6.03%
Information Technology	15.10%
Materials	3.04%
Telecommunications	6.10%
Utilities	3.01%
Repurchase Agreements	0.67%
Securities Lending Collateral	3.46%
Fixed Rate Notes	1.45%
Variable Rate Notes	2.01%
Total Value of Securities	103.40%
Obligation to Return Securities Lending Collateral	(3.46%)
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time.
They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
ConocoPhillips	3.07%
International Business Machines	3.06%
Xerox	3.06%
Chevron	3.05%
Verizon Communications	3.05%
AT&T	3.05%
Heinz (H.J.)	3.04%
duPont (E.I.) deNemours	3.04%
Safeway	3.04%
Chubb	3.04%

2

Statement of net assets

Delaware Large Cap Value Fund

May 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 99.27%
Consumer Discretionary – 8.93%
*Gap	2,441,300	$ 45,212,876
*Limited Brands	1,714,100	44,995,125
Mattel	1,551,500	43,457,515
		133,665,516
Consumer Staples – 9.08%
Heinz (H.J.)	956,600	45,515,028
Kimberly-Clark	632,300	44,868,008
Safeway	1,317,900	45,441,192
		135,824,228
Energy – 6.13%
Chevron	560,900	45,707,741
ConocoPhillips	593,900	45,985,677
		91,693,418
Financials – 23.99%
Allstate	725,900	44,642,850
Aon	1,050,100	45,070,292
Chubb	828,000	45,432,360
Hartford Financial Services Group	439,000	45,291,630
*Huntington Bancshares	2,008,600	45,113,156
Morgan Stanley	526,200	44,748,048
Wachovia	805,300	43,639,207
*Washington Mutual	1,030,300	45,044,716
		358,982,259
Health Care – 17.86%
Abbott Laboratories	794,100	44,747,535
Baxter International	783,900	44,556,876
Bristol-Myers Squibb	1,486,900	45,067,939
Merck	830,700	43,570,215
Pfizer	1,636,785	44,995,220
Wyeth	767,600	44,397,984
		267,335,769
Industrials – 6.03%
*Donnelley (R.R.) & Sons	1,057,900	45,299,278
Waste Management	1,161,000	44,895,870
		90,195,148
Information Technology – 15.10%
Hewlett-Packard	983,500	44,955,785
*Intel	2,032,400	45,058,308
International Business Machines	429,600	45,795,360
Motorola	2,445,400	44,481,826
†Seagate Technology	3,000	—
†Xerox	2,425,400	45,767,298
		226,058,577
Materials – 3.04%
*duPont (E.I.) deNemours	869,700	45,502,704
		45,502,704
Telecommunications – 6.10%
AT&T	1,104,700	45,668,298
Verizon Communications	1,049,600	45,689,088
		91,357,386
Utilities – 3.01%
*Progress Energy	900,400	45,101,036
		45,101,036
Total Common Stock
(cost $1,134,544,568)		1,485,716,041

	Principal
	Amount
Repurchase Agreements – 0.67%
With BNP Paribas 5.05% 6/1/07
(dated 5/31/07, to be
repurchased at $5,893,827,
collateralized by $1,958,000
U.S. Treasury Notes 2.75% due
8/15/07, market value
$1,968,986, $2,031,000 U.S.
Treasury Notes 3.50% due
2/15/10, market value
$1,986,875, $822,000 U.S.
Treasury Notes 4.50% due
2/15/09, market value $827,125
and $1,203,000 U.S. Treasury
Notes 6.125% due 8/15/07,
market value $1,228,270)	$5,893,000	5,893,000
With Cantor Fitzgerald
5.05% 6/1/07 (dated
5/31/07, to be repurchased
at $2,904,407, collateralized
by $1,936,000 U.S. Treasury
Notes 3.625% due 7/15/09,
market value $1,914,651 and
$1,045,000 U.S. Treasury Notes
4.875% due 4/30/08, market
value $1,048,047)	2,904,000	2,904,000
With UBS Warburg 5.04% 6/1/07
(dated 5/31/07, to be
repurchased at $1,291,181,
collateralized by $1,295,000
U.S. Treasury Notes 4.75%
due 12/31/08, market value
$1,317,558)	1,291,000	1,291,000
Total Repurchase Agreements
(cost $10,088,000)		10,088,000
Total Value of Securities Before Securities
Lending Collateral – 99.94%
(cost $1,144,632,568)		1,495,804,041

(continues)     3

Statement of net assets

Delaware Large Cap Value Fund

	Principal
	Amount	Value
Securities Lending Collateral** – 3.46%
Short-Term Investments – 3.46%
Fixed Rate Notes – 1.45%
Bank of Montreal 5.29% 6/4/07	$ 1,150,368	$ 1,150,368
Citigroup Global Markets
5.32% 6/1/07	11,503,678	11,503,678
Credit Agricole 5.31% 10/4/07	1,150,368	1,150,368
Fortis Bank 5.31% 6/18/07	1,725,552	1,725,552
HBOS Treasury Services
5.30% 6/29/07	1,840,588	1,840,588
ING Bank
5.31% 7/3/07	690,221	690,221
5.33% 7/9/07	1,150,368	1,150,368
Societe Generale
5.30% 6/1/07	575,184	575,184
5.32% 6/1/07	1,886,018	1,886,018
		21,672,345
•Variable Rate Notes – 2.01%
ANZ National 5.32% 6/30/08	230,073	230,073
Australia New Zealand
5.32% 6/30/08	1,150,368	1,150,368
Bank of New York 5.32% 6/30/08	920,294	920,294
Bayerische Landesbank
5.37% 6/30/08	1,150,368	1,150,368
Bear Stearns 5.38% 11/30/07	1,610,515	1,610,515
BNP Paribas 5.33% 6/30/08	1,150,368	1,150,368
Calyon 5.33% 8/14/07	575,184	575,184
Canadian Imperial Bank
5.32% 6/30/08	805,257	805,257
5.33% 8/15/07	920,294	920,294
CDC Financial Products
5.36% 6/29/07	1,495,478	1,495,478
Citigroup Global Markets
5.38% 6/7/07	1,495,478	1,495,478
Commonwealth Bank
5.32% 6/30/08	1,150,368	1,150,368
Credit Suisse First Boston
5.32% 3/14/08	1,150,368	1,150,368
Deutsche Bank
5.34% 8/20/07	1,610,515	1,610,515
5.34% 9/21/07	172,555	172,555
Dexia Bank 5.32% 9/28/07	1,610,459	1,610,356
Goldman Sachs Group
5.45% 5/30/08	1,357,434	1,357,434
Marshall & Ilsley Bank
5.32% 6/30/08	1,265,405	1,265,405
Morgan Stanley 5.49% 6/30/08	1,495,478	1,495,478
National Australia Bank
5.31% 6/30/08	1,426,456	1,426,456
National Rural Utilities
5.31% 6/30/08	1,817,581	1,817,581
Nordea Bank, Norge 5.33% 6/30/08	1,150,368	1,150,368
Royal Bank of Scotland Group
5.33% 6/30/08	1,150,368	1,150,368
Societe Generale 5.31% 6/30/08	575,184	575,184
Sun Trust Bank 5.33% 7/30/07	1,495,478	1,495,478
Wells Fargo 5.33% 6/30/08	1,150,368	1,150,368
		30,081,959
Total Securities Lending Collateral
(cost $51,754,304)		51,754,304

Total Value of Securities – 103.40%
(cost $1,196,386,872)		1,547,558,345	©
Obligation to Return Securities
Lending Collateral** – (3.46%)		(51,754,304)
Receivables and Other Assets
Net of Liabilities – 0.06%		925,385
Net Assets Applicable to 66,978,427
Shares Outstanding – 100.00%		$1,496,729,426

Net Asset Value – Delaware Large Cap Value Fund
Class A ($1,316,552,579 / 58,888,989 Shares)		$22.36
Net Asset Value – Delaware Large Cap Value Fund
Class B ($88,602,393 / 3,992,370 Shares)		$22.19
Net Asset Value – Delaware Large Cap Value Fund
Class C ($38,436,331 / 1,719,866 Shares)		$22.35
Net Asset Value – Delaware Large Cap Value Fund
Class R ($1,767,288 / 79,137 Shares)		$22.33
Net Asset Value – Delaware Large Cap Value Fund
Institutional Class ($51,370,835 / 2,298,065 Shares)		$22.35

Components of Net Assets at May 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$1,127,692,435
Undistributed net investment income		6,156,958
Accumulated net realized gain on investments		11,708,560
Net unrealized appreciation of investments		351,171,473
Total net assets		$1,496,729,426

†	Non-income producing security for the period ended May 31, 2007.
*	Fully or partially on loan.
•	Variable rate security. The rate shown is the rate as of May 31, 2007.
**	See Note 8 in “Notes to financial statements.”
©	Includes $51,179,838 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Value Fund
Net asset value Class A (A)	$22.36
Sales charge (5.75% of offering price) (B)	1.36
Offering price	$23.72

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Large Cap Value Fund

Six Months Ended May 31, 2007 (Unaudited)

Investment Income:
Dividends	$18,787,821
Interest	347,788
Securities lending income	52,170	$ 19,187,779

Expenses:
Management fees	4,364,309
Distribution expenses – Class A	1,757,189
Distribution expenses – Class B	464,910
Distribution expenses – Class C	187,618
Distribution expenses – Class R	3,763
Dividend disbursing and transfer agent fees and expenses	1,251,350
Accounting and administration expenses	290,206
Reports and statements to shareholders	92,485
Legal fees	88,337
Registration fees	47,021
Trustees’ fees and benefits	44,301
Audit and tax	32,911
Insurance fees	19,616
Custodian fees	15,731
Consulting fees	12,360
Trustees’ expenses	4,938
Dues and services	3,007
Taxes (other than taxes on income)	2,254
Pricing fees	1,261	8,683,567
Less waived distribution expenses – Class R		(627)
Less expense paid indirectly		(2,420)
Total operating expenses		8,680,520
Net Investment Income		10,507,259

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		29,071,846
Net change in unrealized appreciation/depreciation of investments		116,171,197
Net Realized and Unrealized Gain on Investments		145,243,043

Net Increase in Net Assets Resulting from Operations		$155,750,302

See accompanying notes

Statements of changes in net assets

Delaware Large Cap Value Fund

	Six Months	Year
	Ended	Ended
	5/31/07	11/31/06
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$10,507,259	$20,834,354
Net realized gain on investments	29,071,846	65,994,031
Net change in unrealized appreciation/depreciation of investments	116,171,197	164,961,782
Net increase in net assets resulting from operations	155,750,302	251,790,167

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(15,596,753)	(19,859,095)
Class B	(843,742)	(1,186,676)
Class C	(324,593)	(335,762)
Class R	(13,917)	(17,100)
Institutional Class	(644,089)	(842,153)

Net realized gain on investments:
Class A	(44,502,988)	(73,336,165)
Class B	(3,420,371)	(8,144,250)
Class C	(1,304,943)	(2,246,101)
Class R	(43,547)	(66,060)
Institutional Class	(1,633,915)	(2,740,977)
	(68,328,858)	(108,774,339)
Capital Share Transactions:
Proceeds from shares sold:
Class A	32,330,898	65,874,511
Class B	2,865,810	5,439,751
Class C	2,789,355	4,819,232
Class R	771,090	676,135
Institutional Class	4,005,137	6,843,356

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	55,000,642	85,308,305
Class B	3,953,985	8,619,793
Class C	1,564,628	2,472,357
Class R	57,464	83,160
Institutional Class	2,278,004	3,583,070
	105,617,013	183,719,670

Cost of shares repurchased:
Class A	(94,299,020)	(206,560,918)
Class B	(25,640,406)	(58,142,068)
Class C	(4,894,838)	(10,340,307)
Class R	(303,154)	(816,466)
Institutional Class	(3,753,121)	(13,724,234)
	(128,890,539)	(289,583,993)
Decrease in net assets derived from capital share transactions	(23,273,526)	(105,864,323)
Net Increase in Net Assets	64,147,918	37,151,505

Net Assets:
Beginning of period	1,432,581,508	1,395,430,003
End of period (including undistributed net investment income of
$6,156,958 and $13,072,793, respectively)	$1,496,729,426	$1,432,581,508

See accompanying notes

Financial highlights

Delaware Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$21.080	$19.010	$18.030	$16.240	$14.320	$16.730

Income (loss) from investment operations:
Net investment income[2]	0.159	0.305	0.271	0.204	0.205	0.170
Net realized and unrealized gain (loss) on investments and
foreign currencies	2.137	3.279	0.917	1.802	1.835	(2.381)
Total from investment operations	2.296	3.584	1.188	2.006	2.040	(2.211)

Less dividends and distributions from:
Net investment income	(0.263)	(0.324)	(0.192)	(0.216)	(0.120)	(0.199)
Net realized gain on investments	(0.753)	(1.190)	(0.016)	—	—	—
Total dividends and distributions	(1.016)	(1.514)	(0.208)	(0.216)	(0.120)	(0.199)

Net asset value, end of period	$22.360	$21.080	$19.010	$18.030	$16.240	$14.320

Total return[3]	11.29%	20.28%	6.62%	12.44%	14.34%	(13.34% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,316,553	$1,246,544	$1,177,317	$1,253,876	$895,108	$870,132
Ratio of expenses to average net assets	1.14%	1.17%	1.15%	1.15%	1.20%	1.11%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.14%	1.17%	1.15%	1.16%	1.20%	1.11%
Ratio of net investment income to average net assets	1.50%	1.60%	1.47%	1.18%	1.40%	1.10%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	1.50%	1.60%	1.47%	1.17%	1.40%	1.10%
Portfolio turnover	15%	16%	114%	70%	77%	99%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     7

Financial highlights

Delaware Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$20.930	$18.880	$17.910	$16.150	$14.240	$16.630

Income (loss) from investment operations:
Net investment income[2]	0.083	0.168	0.137	0.077	0.096	0.054
Net realized and unrealized gain (loss) on investments and
foreign currencies	2.117	3.252	0.912	1.789	1.821	(2.364)
Total from investment operations	2.200	3.420	1.049	1.866	1.917	(2.310)

Less dividends and distributions from:
Net investment income	(0.187)	(0.180)	(0.063)	(0.106)	(0.007)	(0.080)
Net realized gain on investments	(0.753)	(1.190)	(0.016)	—	—	—
Total dividends and distributions	(0.940)	(1.370)	(0.079)	(0.106)	(0.007)	(0.080)

Net asset value, end of period	$22.190	$20.930	$18.880	$17.910	$16.150	$14.240

Total return[3]	10.87%	19.39%	5.87%	11.60%	13.47%	(13.96% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,602	$102,322	$136,050	$184,203	$74,019	$75,707
Ratio of expenses to average net assets	1.86%	1.90%	1.88%	1.89%	1.94%	1.86%
Ratio of net investment income to average net assets	0.78%	0.87%	0.74%	0.44%	0.66%	0.35%
Portfolio turnover	15%	16%	114%	70%	77%	99%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Delaware Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$21.070	$19.000	$18.020	$16.250	$14.320	$16.730

Income (loss) from investment operations:
Net investment income[2]	0.083	0.166	0.136	0.076	0.095	0.054
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.137	3.274	0.923	1.800	1.842	(2.384)
Total from investment operations	2.220	3.440	1.059	1.876	1.937	(2.330)

Less dividends and distributions from:
Net investment income	(0.187)	(0.180)	(0.063)	(0.106)	(0.007)	(0.080)
Net realized gain on investments	(0.753)	(1.190)	(0.016)	—	—	—
Total dividends and distributions	(0.940)	(1.370)	(0.079)	(0.106)	(0.007)	(0.080)

Net asset value, end of period	$22.350	$21.070	$19.000	$18.020	$16.250	$14.320

Total return[3]	10.89%	19.38%	5.89%	11.59%	13.53%	(14.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,436	$36,709	$36,148	$42,371	$13,764	$11,098
Ratio of expenses to average net assets	1.86%	1.90%	1.88%	1.89%	1.94%	1.86%
Ratio of net investment income to average net assets	0.78%	0.87%	0.74%	0.44%	0.66%	0.35%
Portfolio turnover	15%	16%	114%	70%	77%	99%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

(continues)     9

Financial highlights

Delaware Large Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				6/2/03[2]
	Ended	Year Ended			to
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03
	(Unaudited)
Net asset value, beginning of period	$21.060	$19.000	$18.010	$16.230	$15.150

Income from investment operations:
Net investment income[3]	0.135	0.262	0.216	0.145	0.072
Net realized and unrealized gain on investments
and foreign currencies	2.129	3.275	0.915	1.809	1.063
Total from investment operations	2.264	3.537	1.131	1.954	1.135

Less dividends and distributions from:
Net investment income	(0.241)	(0.287)	(0.125)	(0.174)	(0.055)
Net realized gain on investments	(0.753)	(1.190)	(0.016)	—	—
Total dividends and distributions	(0.994)	(1.477)	(0.141)	(0.174)	(0.055)

Net asset value, end of period	$22.330	$21.060	$19.000	$18.010	$16.230

Total return[4]	11.14%	20.00%	6.30%	12.11%	7.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,767	$1,166	$1,078	$1,234	$654
Ratio of expenses to average net assets	1.36%	1.40%	1.45%	1.49%	1.54%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.46%	1.50%	1.48%	1.49%	1.54%
Ratio of net investment income to average net assets	1.28%	1.37%	1.17%	0.84%	0.91%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	1.18%	1.27%	1.14%	0.84%	0.91%
Portfolio turnover	15%	16%	114%	70%	77% [5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Delaware Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$21.080	$19.010	$18.030	$16.240	$14.320	$16.730

Income (loss) from investment operations:
Net investment income[2]	0.188	0.357	0.321	0.248	0.242	0.209
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.128	3.279	0.912	1.805	1.835	(2.380)
Total from investment operations	2.316	3.636	1.233	2.053	2.077	(2.171)

Less dividends and distributions from:
Net investment income	(0.293)	(0.376)	(0.237)	(0.263)	(0.157)	(0.239)
Net realized gain on investments	(0.753)	(1.190)	(0.016)	—	—	—
Total dividends and distributions	(1.046)	(1.566)	(0.253)	(0.263)	(0.157)	(0.239)

Net asset value, end of period	$22.350	$21.080	$19.010	$18.030	$16.240	$14.320

Total return[3]	11.40%	20.61%	6.88%	12.75%	14.64%	(13.11% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,371	$45,841	$44,837	$81,814	$45,191	$32,928
Ratio of expenses to average net assets	0.86%	0.90%	0.88%	0.89%	0.94%	0.86%
Ratio of net investment income to average net assets	1.78%	1.87%	1.74%	1.44%	1.66%	1.35%
Portfolio turnover	15%	16%	114%	70%	77%	99%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes to financial statements

Delaware Large Cap Value Fund

May 31, 2007 (Unaudited)

Delaware Group Equity Funds II (the “Trust”) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Large Cap Value Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (“CDSC”) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to limit distribution and service fees through March 31, 2008 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At May 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$762,780
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	254,951
Distribution fee payable to DDLP	419,285
Other expenses payable to DMC and affiliates*	81,423

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2007, the Fund was charged $34,092 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2007, DDLP earned $42,529 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2007, DDLP received gross CDSC commissions of $139, $39,875 and $881 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2007, the Fund made purchases of $105,983,462 and sales of $180,826,610 of investment securities other than short-term investments.

At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments was $1,198,738,235. At May 31, 2007, the net unrealized appreciation was $348,820,110, of which $351,863,889 related to unrealized appreciation of investments and $3,043,779 related to unrealized depreciation of investments.

(continues)     13

Notes to financial statements

Delaware Large Cap Value Fund

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2007 and the year ended November 30, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/07*	11/30/06
Ordinary income	$24,855,334	$ 21,006,940
Long-term capital gain	43,473,524	87,767,399
Total	$68,328,858	$108,774,339

*	Tax information for the period ended May 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,127,692,435
Undistributed ordinary income	6,156,958
Realized gains 12/1/06 – 5/31/07	29,023,039
Capital loss carryforwards as of 11/30/06*	(14,963,116)
Unrealized appreciation of investments	348,820,110
Net assets	$1,496,729,426

*	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund in 2004.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2006 will expire as follows: $7,971,824 expires in 2009 and $6,991,292 expires in 2010. The use of these losses are subject to an annual limitation in accordance with the Internal Revenue Code.

For the six months ended May 31, 2007, the Fund had capital gains of $29,023,039 which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/07	11/30/06
Shares sold:
Class A	1,529,090	3,408,228
Class B	136,431	285,406
Class C	131,374	248,715
Class R	35,305	35,902
Institutional Class	189,764	351,204

Shares issued upon reinvestment of
dividends and distributions:
Class A	2,657,998	4,742,047
Class B	192,284	483,517
Class C	75,537	137,792
Class R	2,779	4,630
Institutional Class	110,118	199,069
	5,060,680	9,896,510
Shares repurchased:
Class A	(4,441,872)	(10,939,123)
Class B	(1,225,600)	(3,086,596)
Class C	(229,411)	(547,163)
Class R	(14,322)	(41,886)
Institutional Class	(176,911)	(733,900)
	(6,088,116)	(15,348,668)
Net decrease	(1,027,436)	(5,452,158)

For the six months ended May 31, 2007 and the year ended November 30, 2006, 672,705 Class B shares were converted to 667,571 Class A shares valued at $14,003,724 and 1,429,287 Class B shares were converted to 1,418,730 Class A shares valued at $26,919,220, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2007, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2007, the value of securities on loan was $51,179,838, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Termination of New Purchases of Class B Shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/ or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Other Fund information

Delaware Large Cap Value Fund

Board Consideration of Delaware Large Cap Value Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Large Cap Value Fund (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006 management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and ten year periods ended December 31, 2006.The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information.The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance. Additionally, the Board recognized Management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity management department.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional large cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three, five and ten year periods was in the third quartile. The Board noted that the Fund’s performance results were mixed. However, given the strong recent returns, which were achieved by the current investment team, the Board was satisfied with performance.

Board Consideration of Delaware Large Cap Value Fund Investment Advisory Agreement (continued)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s stated objective. In evaluating total expenses, the Board considered waivers in place through March 2008 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1945)	Printed in the USA
SA-001 [5/07] CGI 7/07	MF-07-06-120 PO12000

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds II

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 8, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 8, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 8, 2007